Fair Value of Financial Assets and Liabilities - Summary of Aggregate Deferred Day One Profit (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Balance at beginning of period	¥ 11,030	¥ 12,173
Increase due to new trades	4,419	3,791
Reduction due to redemption, sales or passage of time	(4,065)	(3,814)
Balance at end of period	¥ 11,384	¥ 12,150